Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Effective Income Tax Rate Reconciliation, Percent, Total	23.00%	21.20%
Effective Income Tax Rate Continuing Operations Change	(2.80%)
Effective Income Tax Rate Reconciliation, Tax Law Change, Percent		(2.80%)
Effective Income Tax Rate Reconciliation, Tax Credit, Federal, Percent	(0.50%)
Deferred Income Tax Liabilities, Net	$ 32,944	$ 28,306
Tax Credit Carryforward, Valuation Allowance	3,900
Unrecognized Tax Benefits, Uncertainty on Timing	700	400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total		$ (200)
Effective Income Tax Rate Reconciliation, Lapses of Applicable Statute of Limitations, Amount	100
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount	1,500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	1,300
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 2,400